Treasury shares (Details) - GBP (£) £ in Thousands, shares in Thousands	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
Treasury shares, Value
Value of shares	£ (96,017)	£ (103,950)	£ (109,752)	£ (127,508)
Treasury shares
Treasury shares, Number of shares
Number of shares	1,683	1,683	1,683	1,683
Treasury shares, Value
Value of shares	£ 21,305	£ 21,305	£ 21,305	£ 21,305